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                        Funds

COMBINED SEMI-ANNUAL
REPORT FOR

Great Plains Equity Fund

Great Plains International Equity Fund

Great Plains Premier Fund

Great Plains Intermediate Bond Fund

Great Plains Tax-Free Bond Fund

February 29, 2000

Advised by
First Commerce Investors, Inc.

Investment Advisers’ Message

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders for the Great Plains Funds. This report covers the six-month reporting period from September 1, 1999 through February 29, 2000. It gives you a summary of fund performance followed by a complete listing of fund holdings and the financial statements.

A performance overview of each fund follows.

Great Plains Equity Fund

This fund offers an “all around” approach to stock investing. It pursues total return (current income and capital appreciation) over the long term by investing in large- and medium-capitalization U.S. and foreign stocks.*

Over the reporting period, which was volatile for stocks, the fund delivered a total return of (7.21%), or (11.85%) adjusted for the sales charge.** The negative return was due to a decline in net asset value from $11.02 to $9.90. Shareholders received dividend income totaling $0.08 per share and capital gains totaling $0.26 per share. Fund net assets totaled $162.7 million at the end of the reporting period.

Great Plains International Equity Fund

This fund offers long-term investors the opportunity to participate in the growth of dynamic international stock markets. It can be a wise complement to U.S. stock holdings, because U.S. and foreign stocks tend to perform in different cycles.*

For the first half of its fiscal year, the fund delivered a total return of 12.42%, or 6.82% adjusted for the sales charge.** The fund’s net asset value increased from $10.87 to $11.37. Shareholders received dividend income totaling $0.09 per share and capital gains totaling $0.73 per share. The fund’s net assets totaled $64.9 million by the end of the reporting period.

Great Plains Premier Fund

Designed for the more aggressive stock investor, this fund pursues total return (current income and capital appreciation) over the long term by investing in small-capitalization U.S. and foreign common stocks.*† Over the reporting period, the fund produced a total return of 6.72%, or 1.43% adjusted for the sales charge,** as the net asset value increased from $8.63 to $9.21. At the end of the reporting period, fund net assets totaled $22.9 million.

*	International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

†	Small-cap stocks have historically experienced greater volatility than average.

Great Plains Intermediate Bond Fund

This bond fund offers current income and capital appreciation with a less aggressive approach to total return than stocks. It invests in a diverse range of intermediate-term bonds issued by U.S. and international corporations and governments. Over the reporting period, this portfolio produced a total return of 1.08%, or (1.93%) adjusted for the sales charge,** through $0.29 per share in dividend income and capital gains of $0.01. In a rising interest rate environment that caused a general decline in bond prices, the fund’s net asset value declined from $9.79 to $9.59 per share. Total net assets ended the reporting period at $121.2 million.

Great Plains Tax-Free Bond Fund

Designed for the tax-sensitive income investor, this fund pursues current income exempt from federal regular income tax and, secondarily, exempt from Nebraska regular income tax.†† It invests primarily in intermediate- to long-term, investment-grade bonds issued by municipalities in Nebraska and other states. Over the six-month reporting period, the fund achieved a total return of 0.20%, or (2.79%) adjusted for the sales charge** through dividend income totaling $0.21 per share. In a rising interest rate environment that caused a general decline in bond prices, the fund’s net asset value declined from $9.76 to $9.57 per share. The fund’s net assets equaled $67.1 million at the end of the reporting period.

Thank you for joining other investors across Nebraska who are pursuing their financial goals through the quality management and diversification of the Great Plains Funds. We’ll keep you up-to-date on your progress through the highest level of service.

Sincerely,

/s/ James Stuart, III James Stuart, III Chairman & Chief Executive Officer First Commerce Investors, Inc. Investment Adviser to the Great Plains Funds	/s/ H. Cameron Hinds H. Cameron Hinds President & Chief Investment Officer First Commerce Investors, Inc. Investment Adviser to the Great Plains Funds

April 15, 2000

††	Income may be subject to the federal alternative minimum tax.
Great Plains Equity Fund

Portfolio of Investments
February 29, 2000 (unaudited)

Shares		Market Value
Common Stocks (54.7%)
Automotive (0.8%)
258,445	(1)Keystone Automotive Industries, Inc.	$ 1,372,989

Banking (0.8%)
81,500	Commercial Federal Corp.	1,054,406
10,000	Wells Fargo Co.	330,625

Total		1,385,031

Chemicals (1.3%)
154,350	Lilly Industries, Inc., Class A	2,189,840

Computer Services (1.8%)
276,000	Wallace Computer Services, Inc.	2,880,750

Consumer Durables (1.8%)
158,425	HON Industries, Inc.	2,920,961

Consumer Services (7.4%)
192,850	Block (H&R), Inc.	8,461,294
110,510	Manpower, Inc.	3,612,296

Total		12,073,590

Environmental Services (0.9%)
100,000	Waste Management, Inc.	1,500,000

Finance-Insurance (2.6%)
95,674	Allstate Corp.	1,865,643
6,000	MBIA Insurance Corp.	230,250
90,530	Mercury General Corp.	2,053,899

Total		4,149,792

Finance-Investments (2.9%)
107	(1)Berkshire Hathaway, Inc., Class A	4,708,000

Finance-Services (1.5%)
51,100	Fair Isaac & Co., Inc.	2,494,319

Food & Tobacco (1.9%)
13,000	ConAgra, Inc.	212,875
141,600	Philip Morris Cos., Inc.	2,840,850

Total		3,053,725

Government Agencies (6.5%)
152,000	Federal Home Loan Mortgage Corp.	6,346,000
79,135	Federal National Mortgage Association	4,194,155

Total		10,540,155

Shares or Principal Amount		Market Value
Common Stocks, continued
Healthcare & Medical Supplies (1.1%)
40,800	Aetna, Inc.	$ 1,677,900

Leisure & Recreation (7.7%)
201,952	Carnival Corp., Class A	5,818,742
4,930	(1)Fairfield Communities, Inc.	43,446
429,675	Hasbro, Inc.	6,767,381

Total		12,629,569

Papers (0.2%)
23,600	Wausau-Mosinee Paper Corp.	308,275

Technology (4.6%)
172,465	(1)Vishay Intertechnology, Inc.	7,415,995

Telecommunications (5.7%)
131,427	Alltel Corp.	7,622,766
26,000	Sprint Corp.	1,586,000

Total		9,208,766

Trucking (2.7%)
327,687	Werner Enterprises, Inc.	4,382,814

Utilities (2.5%)
115,400	(1)MidAmerican Energy Holdings Co.	3,995,725

Total Common Stocks (identified cost $77,020,734)		88,888,196

Mutual Fund Shares (42.1%)
3,790,232	Northern Institutional Diversified Assets Fund	3,790,232
5,697,548	Great Plains International Equity Fund	64,781,117

Total Mutual Funds (identified cost $44,672,886)		68,571,349

U.S. Treasury Bills (3.0%)
$2,000,000	due 4/6/2000	1,989,180
1,000,000	due 5/11/2000	989,094
2,000,000	due 6/8/2000	1,969,310

Total U.S. Treasury Bills (identified cost $4,948,138)		4,947,584

Total Investments (identified cost $126,641,758)		$162,407,129

See Notes to Portfolios of Investments.

Great Plains International Equity Fund

Portfolio of Investments
February 29, 2000 (unaudited)

Shares		Market Value in U.S. Dollars
Common Stocks (90.3%)
Automotive (5.9%)
140,276	Autoliv, Inc., ADR	$ 3,822,521

Capital Equipment (7.3%)
19,188	(1)ABB Ltd.	2,038,944
34,000	Draka Holding NV	2,670,435

Total		4,709,379

Consumer Products (4.1%)
306,710	Reckitt & Colman PLC	2,663,115

Consumer Staples (3.8%)
230,000	Bass PLC	2,432,775

Finance-Insurance (11.8%)
133,260	SCOR SA	5,345,707
5,500	SCOR SA, ADR	220,687
175,900	Sumitomo Marine & Fire	745,956
58,075	Tokio Marine and Fire Insurance Co.	530,093
194,200	Yasuda Fire & Marine Insurance Co.	830,632

Total		7,673,075

Food & Tobacco (1.0%)
33,000	CSM NV CVA	636,438

Health Care & Medical Supplies (3.3%)
44,700	Pharmacia & Upjohn, Inc.	2,128,838

Industrial Services (6.2%)
2,800	Schindler Holding Ltd.	4,055,926

International Oil (4.1%)
50,604	Royal Dutch Petroleum NV, ADR	2,656,710

Mining (3.6%)
103,000	De Beers Cons’D Mines, ADR	2,362,563

Printing & Publishing (20.9%)
5,580	Edipresse SA	3,904,158
292,800	NV Holdingmaatschappij de Telegraaf	7,933,949
50,700	Pearson PLC	1,704,853

Total		13,542,960

Shares or Principal Amount		Market Value in U.S. Dollars
Common Stocks, continued
Raw Materials (2.2%)
660,500	Nippon Sanso Corp.	$ 1,412,545

Technology (7.5%)
9,000	OY Nokia AB, Class A, ADR	1,784,812
16,070	Philips Electronics NV, ADR	3,077,405

Total		4,862,217

Telecommunications (6.4%)
84,000	Hellenic Telecommunication Organization SA (OTE)	2,499,422
93,678	Telecom Italia SpA	1,644,976

Total		4,144,398

Transportation (2.2%)
536,700	FirstGroup PLC	1,465,808

Total Common Stocks (identified cost $42,016,097)		58,569,268

Mutual Fund Shares (1.5%)
958,721	Northern Institutional Diversified Assets Fund (at identified cost)	958,721

U.S. Treasury Bills (9.2%)
$ 500,000	due 3/16/2000	498,962
1,000,000	due 3/23/2000	996,969
1,500,000	due 4/6/2000	1,491,885
1,500,000	due 5/4/2000	1,485,227
1,500,000	due 6/22/2000	1,473,680

Total U.S. Treasury Bills (identified cost $5,947,977)		5,946,723

Total Investments (identified cost $48,922,795)		$65,474,712

See Notes to Portfolio of Investments.

Great Plains Premier Fund

Portfolio of Investments
February 29, 2000 (unaudited)

Shares		Market Value
Common Stocks (90.6%)
Automotive (3.5%)
102,000	(1) Keystone Automotive Industries, Inc.	$ 541,875
103,390	(1) Motorcar Parts and Accessories, Inc.	258,475

Total		800,350

Banking (3.7%)
66,100	Commercial Federal Corp.	855,169

Chemicals (5.8%)
17,400	Chemed Corp.	512,213
58,000	Lilly Industries, Inc., Class A	822,875

Total		1,335,088

Computer Services (1.6%)
35,000	Wallace Computer Services, Inc.	365,313

Consumer Durables (3.2%)
39,250	CompX International, Inc.	731,031

Consumer Services (3.0%)
88,450	(1) Personnel Group of America, Inc.	674,431

Finance-Services (15.9%)
32,550	Duff & Phelps Credit Rating	2,599,931
21,130	Fair Isaac & Co., Inc.	1,031,408

Total		3,631,339

Health Care & Medical Supplies (3.0%)
27,480	(1) Corvel Corp.	690,435

Papers (6.5%)
51,000	Schweitzer-Mauduit International, Inc.	694,875
61,400	Wausau-Mosinee Paper Corp.	802,038

Total		1,496,913

Printing & Publishing (12.3%)
2,000	Edipresse SA	1,399,340
52,500	NV Holdingmaatschappij de Telegraaf	1,422,583

Total		2,821,923

Restaurants (1.6%)
40,000	CBRL Group, Inc.	370,000

Shares or Principal Amount		Market Value
Common Stocks, continued
Retail (4.7%)
73,200	(1) Buckle, Inc.	$ 1,070,550

Technology (11.4%)
121,090	(1) New Horizons Worldwide, Inc.	1,839,054
17,915	(1) Vishay Intertechnology, Inc.	770,345

Total		2,609,399

Telecommunications (6.1%)
70,700	(1) West TeleServices Corp.	1,396,325

Transportation (2.9%)
36,400	(1) Hub Group, Inc., Class A	650,650

Trucking (5.4%)
92,775	Werner Enterprises, Inc.	1,240,866

Total Common Stocks (identified cost $20,382,776)		20,739,782

Mutual Fund Shares (2.5%)
579,558	Northern Institutional Diversified Assets Fund (at identified cost)	579,558

U.S. Treasury Bills (6.9%)
$250,000	due 4/6/2000	248,647
550,000	due 5/11/2000	544,001
300,000	due 6/8/2000	295,397
500,000	due 7/20/2000	488,877

Total U.S. Treasury Bills (identified cost $1,577,375)		1,576,922

Total Investments (identified cost $22,539,709)		$22,896,262

See Notes to Portfolio of Investments.

Great Plains Intermediate Bond Fund

Portfolio of Investments
February 29, 2000 (unaudited)

Principal Amount		Market Value
Corporate Bonds (40.4%)
Finance (18.5%)
$2,000,000	ABN-AMRO Bank NV, Chicago, Sub. Note, 6.625%, 10/31/2001	$ 1,979,893
1,000,000	AON Corp., Note, 6.30%, 1/15/2004	957,027
1,000,000	Associates Corp. of North America, Sr. Note, 7.50%, 4/15/2002	1,003,737
2,000,000	Bayerische Landesbank-NY, Sub. Note, 6.375%, 10/15/2005	1,899,932
2,000,000	Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007	1,913,937
2,000,000	Ford Motor Credit Corp., Note, 6.625%, 6/30/2003	1,958,208
1,000,000	Ford Motor Credit Corp., Note, 7.00%, 9/25/2001	997,464
1,000,000	Ford Motor Credit Corp., Note, 7.50%, 1/15/2003	1,003,938
2,000,000	General Motors Acceptance Corp., Note, 6.875%, 7/15/2001	1,992,467
1,000,000	Household Finance Corp., Note, 7.20%, 7/15/2006	966,327
1,000,000	IBM Credit Corp., Note, 7.50%, 6/15/2013	1,007,358
1,000,000	International Lease Finance Corp., Note, 6.875%, 5/1/2001	997,184
2,000,000	Merrill Lynch & Co., Inc., Note, 6.25%, 1/15/2006	1,868,489
2,000,000	Northern Trust Corp., Note, 7.30%, 9/15/2006	1,951,462
2,000,000	Norwest Corp., Sub. Note, 6.625%, 3/15/2003	1,955,854

Total		22,453,277

Industrials (19.6%)
1,000,000	Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	989,252
2,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	1,955,318
1,000,000	Daimler Chrysler AG, Note, 6.90%, 9/1/2004	982,500

Principal Amount		Market Value
Corporate Bonds, continued
Industrials, continued
$1,500,000	Deere & Co., Note, 6.55%, 7/15/2004	$ 1,436,863
2,000,000	Disney (Walt) Co., Bond, 6.75%, 3/30/2006	1,948,542
1,000,000	E.W. Scripps Co., Note, 6.375%, 10/15/2002	973,379
1,000,000	First Data Corp., Note, 6.625%, 4/1/2003	975,997
1,000,000	Hertz Corp., Note, 7.625%, 8/15/2007	1,004,151
1,500,000	Honeywell, Inc., Unsecd. Note, 7.125%, 4/15/2008	1,456,363
2,000,000	Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	1,995,666
2,000,000	Philip Morris Cos., Inc., Note, 7.50%, 1/15/2002	1,980,993
1,500,000	Pitney Bowes, Inc., Note, 5.95%, 2/1/2005	1,414,017
1,500,000	Rockwell International Corp., Note, 6.15%, 1/15/2008	1,369,484
1,000,000	Sony Corp., Bond, 6.125%, 3/4/2003	964,926
2,000,000	Texaco Capital, Inc., Note, 6.00%, 6/15/2005	1,869,997
1,000,000	Texas Instruments, Inc., Sr. Note, 7.00%, 8/15/2004	980,949
1,500,000	United Technologies Corp., Note, 6.40%, 9/15/2001	1,481,542

Total		23,779,939

Utilities (2.3%)
1,000,000	AT&T Corp., Global Bond, 6.00%, 3/15/2009	893,150
1,000,000	Cox Communications, Inc., Note, 7.00%, 8/15/2001	991,982
1,000,000	GTE South, Inc., Deb., 6.00%, 2/15/2008	905,220

Total		2,790,352

Total Corporate Bonds (identified cost $50,409,950)		49,023,568

See Notes to Portfolio of Investments.

Great Plains Intermediate Bond Fund

Principal Amount		Market Value
Government Agencies (25.7%)
Federal Home Loan Bank (9.4%)
$1,000,000	5.50%, 8/13/2001	$ 983,099
1,000,000	5.625%, 3/19/2001	990,818
2,000,000	6.00%, 8/15/2002	1,958,572
1,500,000	6.50%, 8/14/2009	1,423,903
1,000,000	7.01%, 6/14/2006	991,870
3,000,000	7.20%, 6/14/2011	2,983,547
2,000,000	7.70%, 9/20/2004	2,045,055

Total		11,376,864

Federal Home Loan Mortgage Corporation (5.7%)
1,000,000	6.125%, 7/14/2003	966,790
2,000,000	6.48%, 12/5/2011	1,876,254
4,000,000	7.93%, 1/20/2005	4,132,787

Total		6,975,831

Federal National Mortgage Association (8.1%)
1,670,000	5.125%, 2/13/2004	1,557,494
1,000,000	5.91%, 8/25/2003	956,133
3,000,000	6.625%, 9/15/2009	2,874,347
1,000,000	7.93%, 2/14/2025	1,083,960
2,000,000	8.20%, 3/10/2016	2,190,279
1,000,000	8.43%, 11/18/2024	1,140,898

Total		9,803,111

Student Loan Marketing Association (2.5%)
3,000,000	7.30%, 8/1/2012	3,006,992

Total Government Agencies (identified cost $31,777,177)		31,162,798

Mortgage-Backed Securities (16.5%)
Federal Home Loan Mortgage Corp. (7.7%)
360,167	6.50%, 3/1/2003	348,574
800,141	6.50%, 4/1/2003	774,386
953,859	6.50%, 9/1/2010	916,003
1,247,596	6.50%, 2/1/2011	1,198,082
998,511	6.50%, 2/1/2011	958,882
1,474,192	6.50%, 1/1/2026	1,379,290
535,155	7.00%, 6/1/2003	527,295
652,697	7.00%, 3/1/2011	640,255
1,151,246	7.00%, 12/1/2011	1,129,301
663,207	7.00%, 8/1/2015	642,689
90,059	7.50%, 5/1/2000	90,227

Principal Amount		Market Value
Mortgage-Backed Securities, continued
Federal Home Loan Mortgage Corp., continued
$ 711,922	7.50%, 5/1/2016	$ 699,241

Total		9,304,225

Federal National Mortgage Association (4.5%)
608,532	7.00%, 8/1/2001	599,404
1,245,581	7.00%, 3/1/2004	1,226,898
1,289,156	7.00%, 5/1/2016	1,249,273
1,937,057	7.00%, 8/1/2019	1,857,758
557,359	8.00%, 7/1/2014	563,978

Total		5,497,311

Government National Mortgage Association (4.3%)
2,108,297	6.50%, 2/20/2026	1,956,104
20,919	7.50%, 5/15/2023	20,540
74,991	7.50%, 1/15/2024	73,632
805,733	7.50%, 8/20/2025	787,604
998,663	7.50%, 11/15/2029	980,562
998,603	7.50%, 12/15/2029	980,504
36,624	8.50%, 8/15/2016	37,493
89,048	8.50%, 8/15/2016	91,163
24,000	9.00%, 1/15/2004	25,027
36,215	9.00%, 2/15/2017	37,641
26,917	9.00%, 9/15/2019	27,977
20,269	9.00%, 9/15/2019	21,067
3,641	9.50%, 9/15/2019	3,834
28,084	9.50%, 9/15/2021	29,576
4,177	10.00%, 4/15/2001	4,374
3,702	10.00%, 9/15/2003	3,877
55,952	10.00%, 12/15/2018	60,026
1,319	10.00%, 5/15/2019	1,415
4,890	10.00%, 5/15/2020	5,246
58,224	11.50%, 10/15/2010	64,920

Total		5,212,582

Total Mortgage-Backed Securities (identified cost $20,617,180)		20,014,118

U.S. Treasury Securities (14.3%)
2,000,000	5.875%, 2/15/2004	1,950,127
1,000,000	6.25%, 2/15/2003	990,692
1,000,000	6.50%, 5/15/2005	993,793
1,000,000	7.00%, 7/15/2006	1,016,283
1,000,000	7.25%, 8/15/2004	1,022,782
See Notes to Portfolio of Investments.

Great Plains Intermediate Bond Fund

Shares or Principal Amount		Market Value
U.S. Treasury Securities, continued
$3,250,000	7.50%, 11/15/2001	$ 3,299,128
1,500,000	7.50%, 2/15/2005	1,552,409
600,000	8.00%, 5/15/2001	610,952
550,000	8.25%, 5/15/2005	552,747
2,000,000	8.75%, 5/15/2020	2,512,438
2,600,000	9.125%, 5/15/2009	2,813,524

Total U.S. Treasury Securities (identified cost $17,140,174)		17,314,875

Mutual Fund Shares—2.1%
2,523,466	Northern Institutional Diversified Assets Fund (at identified cost)	2,523,466

Total Investments (identified cost $122,467,947)		$120,038,825

See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Portfolio of Investments
February 29, 2000 (unaudited)

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals (98.4%)
Arizona (1.2%)
$ 500,000	Arizona State Transportation Board, Revenue Refunding Bonds, 5.25%, 7/1/2007	AAA	$504,245
300,000	Tempe, AZ, GO, 6.00%, 7/1/2005	AA+	309,282

Total			813,527

California (0.2%)
150,000	California Health Facilities Financing Authority, Revenue Bonds, (CedarKnoll, Inc.)/(California Mortgage Insurance), 7.20%, 8/1/2002	NR	154,980

Colorado (1.5%)
1,000,000	Jefferson County, CO School District No. R-001, GO UT, 5.50%, 12/15/2014	AAA	990,430

Florida (1.1%)
300,000	Daytona Beach, FL, Revenue Bonds, (AMBAC), 5.30%, 11/15/2001	AAA	304,344
450,000	Florida State Board of Education Administration, GO, 5.40%, 6/1/2004	AAA	460,899

Total			765,243

Guam (0.7%)
500,000	Guam Power Authority, Refunding Revenue Bonds, (AMBAC), 5.00%, 10/1/2020	AAA	443,200

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Illinois (4.6%)
$ 500,000	Central Lake County, IL Joint Action Water Agency, Refunding Revenue Bonds, (FGIC), 5.40% 5/1/2007	AAA	$ 506,035
400,000	Chicago, IL Metropolitan Water Reclamation District, GO, Refunding Revenue Bonds, 5.45%, 12/1/2001	AA	405,728
1,000,000	Illinois State Sales Tax, Refunding Revenue Bonds, 6.00%, 6/15/2009	AAA	1,051,880
500,000	Illinois State, GO UT, 5.40%, 4/1/2006	AA	506,570
600,000	Palatine, IL , Refunding Revenue Bonds, (FNMA COL), 5.50%, 12/1/2026	AAA	601,518

Total			3,071,731

Indiana (1.4%)
1,000,000	Indiana Municipal Power Agency, Refunding Revenue Bonds, (MBIA), 5.30%, 1/1/2020	AAA	911,470

Iowa (2.6%)
345,000	Cedar Rapids, IA, GO, 5.00%, 6/1/2008	Aaa	341,415
500,000	Sioux City, IA, GO, 6.20%, 6/1/2004	AA-	518,505
See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Iowa, continued
$1,000,000	University of Iowa, Revenue Bonds, (Medical Education and Biomed Facilities Project)/(AMBAC), 5.10% 6/1/2018	AAA	$ 903,150

Total			1,763,070

Maryland (0.5%)
300,000	Baltimore, MD, Refunding Revenue Bonds, (FGIC), 5.80%, 7/1/2002	AAA	307,440

Massachusetts (1.5%)
1,000,000	Massachusetts State, Revenue Bonds, 5.50%, 6/15/2014	Aa2	988,710

Michigan (0.6%)
400,000	Maruette & Baraga Counties, MI, Nice Community School District, GO, (MBIA), 5.25%, 5/1/2008	AAA	400,908

Minnesota (0.8%)
500,000	North St. Paul- Maplewood, MN, ISD 622, (MBIA), 6.10%, 2/1/2004	AAA	521,605

Nebraska (60.0%)
500,000	American Public Energy Agency, NE, Revenue Bonds, (Nebraska Public Gas Agency)/(AMBAC), 4.30%, 3/1/2011	AAA	430,240

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$ 750,000	American Public Energy Agency, NE, Revenue Bonds, (Nebraska Public Gas Agency)/ (AMBAC), 5.25%, 6/1/2011	AAA	$ 705,247
1,000,000	Cass County, NE, School District No. 1, GO, (AMBAC), 5.00%, 12/15/2014	AAA	907,770
300,000	Cornhusker, NE, Public Power District, Revenue Bonds, 5.20%, 3/1/2003	A+	303,363
1,450,000	Douglas County, NE, Hospital Authority No. 2, Revenue Bonds, (Immanuel Medical Center)/(AMBAC), 5.125%, 9/1/2012	AAA	1,374,295
500,000	Douglas County, NE, Hospital Authority No. 2, Revenue Bonds, (Catholic Health Corp.)/(MBIA), 5.00%, 11/15/2000	AAA	502,875
1,000,000	Douglas County, NE, School District No. 17, GO, (FGIC), 5.00%, 11/15/2013	AAA	935,290
750,000	Douglas County, NE, School District No. 17, GO, 5.30%, 10/1/2007	A+	749,265
See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$1,000,000	Douglas County, NE, Zoo Facility, Refunding Revenue Bonds, 5.875%, 9/1/2014	A-	$996,140
300,000	Douglas County, NE, GO, 4.95%, 7/1/2003	AA+	301,308
520,000	Gage County, NE, School District No. 15, GO, 5.50% (AMBAC), 12/15/2009	AAA	524,565
500,000	Grand Island, NE, Revenue Bonds, 5.60%, 4/1/2006	A	508,085
500,000	Grand Island, NE, Revenue Bonds, 5.75%, 4/1/2007	A	511,095
500,000	Hall County, NE, School District No. 2, GO, 4.70%, 12/1/2003	A1	497,975
400,000	Hall County, NE, School District No. 2, GO, 5.00%, 8/15/2008	A1	394,976
1,000,000	Lancaster County, NE, Hospital Authority No. 1, Revenue Bonds, (Bryan Memorial Hospital Project)/(MBIA), 5.10%, 6/1/2010	AAA	966,520
250,000	Lancaster County, NE, Hospital Authority No. 1, Revenue Bonds, (MBIA), 5.90%, 6/1/2000	AAA	251,167

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$2,000,000	Lancaster County, NE, School District No. 1, GO, (Lincoln Public Schools), 5.00%, 1/15/2009	AAA	$1,959,900
600,000	Lancaster County, NE, School District No. 145 Waverly, GO, (AMBAC), 5.70%, 12/1/2016	AAA	600,042
1,500,000	Lincoln, NE, Electric Systems, 5.30%, 9/1/2009	AA	1,499,445
400,000	Lincoln, NE, Electric Systems, 5.40%, 9/1/2004	AA+	413,204
500,000	Lincoln, NE, Electric Systems, 5.40%, 9/1/2010	AA	501,060
1,250,000	Lincoln, NE, Electric Systems, Refunding Revenue Bonds, 5.00%, 9/1/2006	AA	1,240,762
300,000	Lincoln, NE, Hospital, (FSA), 5.60%, 12/1/2003	AAA	311,547
1,000,000	Lincoln, NE, GO, 4.75%, 8/15/2019	AAA	848,910
200,000	Lincoln, NE, GO, 4.80%, 5/1/2003	AAA	199,992
1,000,000	Lincoln, NE, Parking, Refunding Revenue Bonds, 5.375%, 8/15/2014	A	974,490
400,000	Lincoln, NE, Waterworks, 4.80%, 8/15/2002	AA+	401,140
500,000	Lincoln, NE, Waterworks, 5.30%, 8/15/2009	AA+	500,810
See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$ 500,000	Lincoln-Lancaster County, NE, Public Building Commission, 5.25%, 10/15/2008	AA+	$ 501,515
250,000	Lincoln-Lancaster County, NE, Public Building Commission, 5.80%, 10/15/2018	AA+	248,995
400,000	Municipal Energy Agency of Nebraska, (AMBAC), 5.40%, 4/1/2003	AAA	406,052
500,000	Nebraska EDL, Telecommunications Improvements, Revenue Bonds, 6.00%, 2/1/2007	AA	519,010
1,250,000	Nebraska EDL, Telecommunications Improvements, Revenue Bonds, 6.00%, 2/1/2010	AA	1,298,687
125,000	Nebraska Elementary & Secondary School Finance Authority, 5.00%, 7/15/2009	BBB+	115,786
165,000	Nebraska Investment Finance Authority, 5.40%, 9/1/2003	AAA	166,681
490,000	Nebraska Investment Finance Authority, Revenue Bonds, 5.55%, 5/15/2003	AA	498,080
360,000	Nebraska Investment Finance Authority, 6.40%, 7/1/2005	A+	374,252

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$ 500,000	Nebraska Investment Finance Authority, Refunding Revenue Bonds, (AMBAC), 5.00%, 7/1/2003	AAA	$ 500,020
1,000,000	Nebraska Investment Finance Authority, Revenue Bonds, (AMBAC), 5.00%, 8/15/2011	AAA	946,080
1,250,000	Nebraska Public Gas Agency, Revenue Bonds, 5.30%, 4/1/2003	Baa1	1,242,950
500,000	Nebraska Public Power District, 4.80%, 1/1/2003	AAA	500,140
225,000	Nebraska Public Power District, 6.00%, 1/1/2006	AAA	234,270
1,000,000	Nebraska Public Power District, Electric, Light & Power, Revenue Bonds, (FSA), 5.125%, 1/1/2019	AAA	899,570
540,000	Omaha, NE, Airport Authority, (MBIA), 5.00% 1/1/2008	AAA	532,570
475,000	Omaha, NE, Parking Facilities Corp., 5.20%, 9/15/2009	AA+	472,692
500,000	Omaha, NE, Parking Facilities Corp., 5.70%, 9/15/2015	AA+	500,440
500,000	Omaha, NE, Public Power District, Revenue Bonds, 5.35%, 2/1/2001	Aa2	505,225
See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$1,000,000	Omaha, NE, Public Power District, Revenue Bonds, 5.40%, 2/1/2006	AA	$1,014,870
500,000	Omaha, NE, Public Power District, Revenue Bonds, 5.10%, 2/1/2003	AA	504,095
750,000	Omaha, NE, Public Power District, Revenue Bonds, 5.30%, 2/1/2016	AA	709,163
405,000	Omaha, NE, Riverfront Developement Corp., Refunding Revenue Bonds, (Douglas County, NE GTD), 4.60%, 12/1/2004	AA+	398,508
250,000	Omaha, NE, GO UT, 5.00%, 11/15/2005	AAA	250,535
700,000	Omaha, NE, GO, 5.25%, 12/1/2012	AAA	693,847
500,000	Omaha, NE, GO, 6.10%, 9/1/2004	AAA	521,155
510,000	Omaha, NE, Refunding Revenue Bonds, 5.20%, 1/15/2002	AA	514,733
1,000,000	Omaha, NE, Special Tax, Revenue Bonds, 6.00%, 11/1/2014	NR	996,520
1,200,000	University of Nebraska Facilities Corp., 4.95%, 11/1/2009	AA-	1,163,412

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Nebraska, continued
$700,000	University of Nebraska Facilities Corp., (University of Nebraska Medical Center Project), 5.45%, 7/1/2008	A1	$ 713,972
1,000,000	University of Nebraska Facilities Corp., Revenue Bonds, 5.25%, 7/15/2011	AA-	987,730
275,000	University of Nebraska, 5.15%, 7/1/2009	A	268,395
440,000	University of Nebraska, (Lincoln Parking Project), 5.00%, 6/1/2007	A-	434,570
310,000	University of Nebraska, (Lincoln Parking Project), 5.40% 6/1/2013	A-	304,708

Total			40,250,706

Nevada (4.6%)
500,000	Clark County, NV, School District, GO, (FGIC), 6.375%, 6/15/2005	AAA	533,925
1,000,000	Clark County, NV, GO, 5.75%, 11/1/2010	AA	1,031,720
205,000	Nevada Housing Division, 5.60%, 10/1/2007	Aaa	205,806
1,000,000	Nevada State, GO, 5.25%, 5/15/2016	AA	938,120
385,000	Nevada State, GO, 5.40%, 2/1/2008	AA	387,988

Total			3,097,559

See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
New York (0.6%)
$ 150,000	New York City, NY, GO UT, (FGIC), 7.25%, 10/1/2005	AAA	$ 152,666
250,000	New York State Environmental Facilities Corp., 6.20%, 6/15/2001	AA+	255,810

Total			408,476

Ohio (1.1%)
500,000	Northeast OH, Regional Sewer District, (AMBAC), 5.10% 11/15/2007	AAA	499,490
250,000	Ohio State, GO, 5.80%, 8/1/2001	AA+	254,665

Total			754,155

Puerto Rico (3.8%)
500,000	Commonwealth of Puerto Rico, GO, (MBIA), 5.20% 7/1/2006	AAA	506,830
1,000,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC), 5.00%, 7/1/2008	AAA	997,570
1,000,000	Puerto Rico Municipal Finance Agency, GO UT, (FSA), 5.75%, 8/1/2011	AAA	1,042,060

Total			2,546,460

Texas (3.5%)
500,000	Fort Bend, TX ISD, GO UT, (PSFG), 5.50%, 2/15/2010	AAA	507,540
300,000	Georgetown, TX , Revenue Refunding Bonds, (MBIA), 6.30%, 8/15/2000	AAA	303,087

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Texas, continued
$ 300,000	Houston, TX ISD, GO, 5.40%, (PSFG), 8/15/2001	AAA	$ 303,699
215,000	Houston, TX, GO, 5.90%, 3/1/2003	AA-	219,186
85,000	Houston, TX, GO, Prerefunded, 5.90%, 3/1/2003	AA-	86,890
240,000	San Antonio, TX Water Authority, (FGIC), 5.90%, 5/15/2000	AAA	240,906
300,000	San Antonio, TX, GO, 5.30%, 8/1/2003	AA+	303,210
380,000	Wylie, TX ISD, GO, (PSFG), 6.20%, 8/15/2004	Aaa	398,719

Total			2,363,237

Utah (2.1%)
1,000,000	Utah Associated Municipal Power Systems, Revenue Refunding Bonds, (AMBAC), 5.00%, 6/1/2018	AAA	882,900
500,000	Utah State University, (MBIA), 5.55%, 12/1/2005	AAA	512,700

Total			1,395,600

Washington (4.0%)
1,000,000	Seattle WA Drain & Wastewater, Revenue Bonds, 5.75%, 11/1/2012	AA-	1,022,730
1,155,000	Seattle, WA Municipal Lighting & Power , Revenue Bonds, 5.00%, 7/1/2008	AA	1,134,476
See Notes to Portfolio of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value
Long-Term Municipals, continued
Washington, continued
$500,000	Washington State Health Care Facility Authority, Refunding Revenue Bonds, (Sisters of Providence)/(FGIC), 5.90% 10/1/2003	AAA	$ 514,675

Total			2,671,881

Wisconsin (2.0%)
500,000	Appleton, WI, Revenue Bonds, 5.35%, 1/1/2005	A1	501,045
350,000	Milwaukee, WI, GO, 5.90%, 6/15/2004	AA+	358,754
500,000	Neenah, WI, Joint School District, GO UT, 5.20%, 3/1/2008	Aa3	498,220

Total			1,358,019

Total Long-Term Municipals (identified cost $66,941,876)			65,978,407

Shares		Market Value
Mutual Fund Shares (0.7%)
485,740	Northern Institutional Tax- Exempt Fund (at identified cost)	$ 485,740

Total Investments (identified cost $67,427,616)		$66,464,147

See Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1)	Non-income producing security.

(2)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current ratings are unaudited.

The following abbreviations are used throughout these portfolios:

ADR — American Depositary Receipt
AMBAC — American Municipal Bond Assurance Corporation
COL — Collateralized
FGIC — Financial Guaranty Insurance Corporation
FNMA — Federated National Mortgage Association
FSA — Financial Security Assurance
GO — General Obligation
GTD — Guaranteed
ISD — Independent School District
MBIA — Municipal Bond Investors Assurance
PSFG — Permanent School Fund Guarantee
UT — Unlimited Tax

	Cost of Investments For Federal Tax Purposes	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*

Great Plains Equity Fund	$126,641,758	$35,765,371	$51,232,376	$15,467,005	$162,711,239
Great Plains International Equity Fund	48,922,795	16,551,917	20,325,922	3,774,005	64,859,095
Great Plains Premier Fund	22,539,709	356,553	5,727,790	5,371,237	22,891,003
Great Plains Intermediate Bond Fund	122,467,947	(2,429,122)	758,040	3,187,162	121,182,435
Great Plains Tax-Free Bond Fund	67,427,616	(963,469)	500,065	1,463,534	67,086,689

*	The categories of investments are shown as a percentage of net assets at February 29, 2000.

See Notes which are an integral part of the Financial Statements
Great Plains Funds
Statements of Assets and Liabilities
February 29, 2000 (Unaudited)

	Equity Fund		International Equity Fund		Premier Fund		Intermediate Bond Fund	Tax-Free Bond Fund
Assets:

Total investments in securities, at value	$162,407,129		$65,474,712		$22,896,262		$120,038,825	$66,464,147

Income receivable	226,802		142,763		21,041		1,811,344	891,369

Receivable for investments sold	699,695		—		—		—	—

Deferred organizational costs	3,757		—		875		2,845	2,455

Total assets	163,337,383		65,617,475		22,918,178		121,853,014	67,357,971

Liabilities:

Payable for investments purchased	542,009		643,160		—		—	—

Income distribution payable	—		—		—		601,572	237,218

Accrued expenses	84,135		115,220		27,175		69,007	34,064

Total liabilities	626,144		758,380		27,175		670,579	271,282

Net Assets Consist of:

Paid in capital	117,441,285		38,260,770		22,277,775		123,525,186	68,063,151

Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	35,759,391		16,542,785		356,199		(2,429,122)	(963,469)

Accumulated net realized gain (loss) on investments and foreign currency transactions	9,444,919		10,232,137		278,678		73,488	(20,762)

Undistributed net investment income	65,644		(176,597)	(1)	(21,649)	(2)	12,883	7,769

Total Net Assets	$162,711,239		$64,859,095		$22,891,003		$121,182,435	$67,086,689

Shares Outstanding	16,441,465		5,703,774		2,486,489		12,630,214	7,009,149

Net Asset Value Per Share	$ 9.90		$ 11.37		$ 9.21		$ 9.59	$ 9.57

Offering Price Per Share	$ 10.42	(3)	$ 11.97	(3)	$ 9.69	(3)	$ 9.89 (4)	$ 9.87 (4)

Redemption Proceeds Per Share	$ 9.90		$ 11.37		$ 9.21		$ 9.59	$ 9.57

Investments, at identified cost	$126,641,758		$48,922,795		$22,539,709		$122,467,947	$67,427,616

Investments, at tax cost	$126,641,758		$48,922,795		$22,539,709		$122,467,947	$67,427,616

(1)	Distributions in excess of net investment income.

(2)	Accumulated net operating loss.

(3)	Computation of Offering Price: 100/95 of net asset value. See “What Do Shares Cost?” in the Prospectus.

(4)	Computation of Offering Price: 100/97 of net asset value. See “What Do Shares Cost?” in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

Great Plains Funds
Statements of Operations
Six Months Ended February 29, 2000 (Unaudited)

	Equity Fund	International Equity Fund	Premier Fund	Intermediate Bond Fund	Tax-Free Bond Fund
Investment Income:

Dividends	$ 1,382,921	$ 174,393 (1)	$ 67,660	$ —	$ —

Interest	620,628	213,877	74,434	4,232,075	1,764,992

Total income	2,003,549	388,270	142,094	4,232,075	1,764,992

Expenses:

Investment adviser fee	673,911	414,586	117,231	312,991	168,426

Administrative personnel and services fee	124,414	51,802	16,233	86,678	46,644

Custodian fees	14,377	17,247	9,379	11,894	9,108

Transfer and dividend disbursing agent fees and expenses	15,004	11,533	13,943	17,280	12,709

Trustees’ fees	4,106	1,866	598	3,845	1,219

Auditing fees	5,560	8,273	5,391	6,486	6,237

Legal fees	5,350	4,943	3,136	5,818	4,304

Portfolio accounting fees	22,759	27,162	6,370	23,311	23,688

Share registration costs	6,592	7,215	5,418	6,425	6,073

Printing and postage	5,023	6,032	4,920	6,150	6,976

Insurance premiums	670	121	411	690	479

Miscellaneous	6,188	7,813	3,849	4,924	3,559

Total expenses	883,954	558,593	186,879	486,492	289,422

Waiver of investment adviser fee	(248,709)	—	(23,446)	—	—

Net expenses	635,245	558,593	163,433	486,492	289,422

Net investment income (loss)	1,368,304	(170,323)	(21,339)	3,745,583	1,475,570

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:

Net realized gain (loss) on investments and foreign currency transactions	9,733,779	10,403,807	2,003,330	78,139	(767)

Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(24,192,479)	(2,306,852)	(478,358)	(2,372,217)	(1,365,479)

Net realized and unrealized gain (loss) on investments and foreign currency	(14,458,700)	8,096,955	1,524,972	(2,294,078)	(1,366,246)

Change in net assets resulting from operations	$(13,090,396)	$7,926,632	$1,503,633	$1,451,505	$ 109,324

(1)	Net of foreign taxes withheld of $11,609

(See Notes which are an integral part of the Financial Statements)
Great Plains Funds
Statements of Changes in Net Assets

	Equity Fund		International Equity Fund
	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Period Ended August 31, 1999 (1)
Increase (Decrease) in Net Assets:

Operations—

Net investment income (loss)	$ 1,368,304	$ 822,102	($ 170,323)	$ 536,265

Net realized gain (loss) on investments and foreign currency transactions	9,733,779	4,998,937	10,403,807	6,306,499

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	(24,192,479)	27,020,963	(2,306,852)	628,229

Change in net assets resulting from operations	(13,090,396)	32,842,002	7,926,632	7,470,993

Distributions to Shareholders—

Distributions from net investment income	(1,321,335)	(808,293)	(535,837)	—

Distributions from net realized gain on investments and foreign currency transactions	(4,419,471)	(10,676,538)	(4,316,479)	(2,168,392)

Change in net assets from distributions to shareholders	(5,740,806)	(11,484,831)	(4,852,316)	(2,168,392)

Share Transactions—

Proceeds from sale of shares	4,812,959	17,901,861	53,374	16,073

Proceeds from shares issued in connection with the acquisition of the Lancaster Funds	—	10,186,660 (2)	—	—

Proceeds from shares issued in connection with the tax-free transfer of assets from Great Plains Equity Fund	—	—	—	64,511,579 (3)

Net asset value of shares issued to shareholders in payment of distributions declared	2,799,760	5,383,572	1,260	—

Cost of shares redeemed	(18,407,442)	(42,365,249)	(3,000,001)	(5,100,107)

Change in net assets from share transactions	(10,794,723)	(8,893,156)	(2,945,367)	59,427,545

Change in net assets	(29,625,925)	12,464,015	128,949	64,730,146

Net Assets—

Beginning of period	192,337,164	179,873,149	64,730,146	0

End of period	$162,711,239	$192,337,164	$64,859,095	$64,730,146

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$ 65,644	$ 18,675	$ (176,597)	$ 529,563

Net gain (loss) as computed for federal tax purposes	$ 9,733,779	$ 5,007,822	$10,403,807	$ 6,313,201

(1)  For the period from September 8, 1998 (date of initial public investment) to August 31, 1999.
(2)	Includes $3,257,237, $105,400 and $16,510, respectively, of unrealized appreciation, at June 18, 1999 related to the acquisition of the Lancaster Funds.
(3)	Inclues $18,221,408 of unrealized appreciation, at September 8, 1998 related to the tax-free transfer of assets from the Great Plains Equity Fund.

(See Notes which are an integral part of the Financial Statements)

Premier Fund		Intermediate Bond Fund		Tax-Free Bond Fund
Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999

$ (21,339)	$ (41,521)	$ 3,745,583	$ 7,794,479	$ 1,475,570	$ 2,844,022

2,003,330	(1,723,792)	78,139	197,176	(767)	(20,013)

(478,358)	3,171,915	(2,372,217)	(7,733,470)	(1,365,479)	(2,451,741)

1,503,633	1,406,602	1,451,505	258,185	109,324	372,268

—	(22,686)	(3,758,697)	(7,785,571)	(1,468,158)	(2,843,665)

—	(1,944,853)	(191,092)	—	—	(64,317)

—	(1,967,539)	(3,949,789)	(7,785,571)	(1,468,158)	(2,907,982)

1,568,530	7,573,110	5,597,496	22,919,544	3,145,160	6,507,545

—	1,393,207 (2)	—	525,704 (2)	—	—

—	—	—	—	—	—

—	1,347,404	1,385,503	3,291,377	14,584	17,540

(4,644,629)	(7,479,565)	(11,668,932)	(37,560,283)	(3,156,871)	(2,918,333)

(3,076,099)	2,834,156	(4,685,933)	(10,823,658)	2,873	3,606,752

(1,572,466)	2,273,219	(7,184,217)	(18,351,044)	(1,355,961)	1,071,038

24,463,469	22,190,250	128,366,652	146,717,696	68,442,650	67,371,612

$22,891,003	$24,463,469	$121,182,435	$128,366,652	$67,086,689	$68,442,650

$ (21,649)	$ (310)	$ 12,883	$ 25,997	$ 7,769	$ 357

$ 2,003,330	$ (14,540)	$ 78,139	$ 186,441	$ (767)	$ (1,036)

Great Plains Funds
Financial Highlights

(For a share outstanding throughout the period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investments and Foreign Currency Transactions		Distributions in Excess of Net Realized Gain on Investments
Equity Fund
1998(1)	$10.00	0.07	(0.16)	(0.09)	(0.07)		—		—
1999	$ 9.84	0.05	1.80	1.85	(0.05)		(0.62)		—
2000(7)	$11.02	0.08	(0.86)	(0.78)	(0.08)		(0.26)		—

International Equity Fund
1999(2)	$10.00	0.09	1.13	1.22	—		(0.35)		—
2000(7)	$10.87	(0.03)	1.35	1.32	(0.09)		(0.73)		—

Premier Fund
1998(1)	$10.00	0.01	(1.18)	(1.17)	(0.00	)(5)	—		—
1999	$ 8.83	0.01	0.57	0.58	(0.01)		(0.77)		—
2000(7)	$ 8.63	(0.01)	0.59	0.58	—		—		—

Intermediate Bond Fund
1998(1)	$10.00	0.54	0.36	0.90	(0.54)		—		(0.00	)(5)
1999	$10.36	0.58	(0.57)	0.01	(0.58)		—		—
2000(7)	$ 9.79	0.29	(0.19)	0.10	(0.29)		(0.01)		—

Tax-Free Bond Fund
1998(1)	$10.00	0.39	0.13	0.52	(0.39)		(0.00	)(5)	—
1999	$10.13	0.42	(0.36)	0.06	(0.42)		(0.01)		—
2000(7)	$ 9.76	0.21	(0.19)	0.02	(0.21)		—		—

(1)	For the period from September 29, 1997 (date of initial public investment) to August 31, 1998.

(2)	For the period from September 8, 1998 (date of initial public investment) to August 31, 1999.

(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

(5)	Distributions less than ($0.01) per share.

(6)	Computed on an annualized basis.

(7)	Six months ended February 29, 2000 (unaudited).

(See Notes which are an integral part of the Financial Statements)
				Ratios to Average Net Assets
Total Distributions		Net Asset Value, End of Period	Total Return (3)	Expenses		Net Investment Income (Loss)		Expense waiver/ Reimbursement (4)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.07)		$ 9.84	(0.94%)	1.02	%(6)	0.79	%(6)	—		$179,873	39%
(0.67)		$11.02	19.06%	0.74%		0.43%		0.24%		$192,337	5%
(0.34)		$ 9.90	(7.21%)	0.70	%(6)	1.52	%(6)	0.28	%(6)	$162,711	5%

(0.35)		$10.87	12.49%	1.68	%(6)	0.87	%(6)	0.01	%(6)	$ 64,730	16%
(0.82)		$11.37	12.42%	1.68	%(6)	(0.51	)(6)	—		$ 64,859	15%

(0.00	)(5)	$ 8.83	(11.69%)	1.44	%(6)	0.12	%(6)	0.40	%(6)	$ 22,190	68%
(0.78)		$ 8.63	6.54%	1.40%		(0.18%)		0.22%		$ 24,463	25%
—		$ 9.21	6.72%	1.39	%(6)	(0.18	%)(6)	(0.20	%)(6)	$ 22,891	16%

(0.54)		$10.36	9.23%	0.79	%(6)	5.82	%(6)	—		$146,718	9%
(0.58)		$ 9.79	0.01%	0.75%		5.67%		—		$128,367	24%
(0.30)		$ 9.59	1.08%	0.78	%(6)	5.98	%(6)	—		$121,182	5%

(0.39)		$10.13	5.29%	0.87	%(6)	4.22	%(6)	—		$ 67,372	8%
(0.43)		$ 9.76	0.54%	0.83%		4.17%		0.01%		$ 68,443	7%
(0.21)		$ 9.57	0.20%	0.86	%(6)	4.38	%(6)	—		$ 67,087	18%

Great Plains Funds
Combined Notes to Financial Statements

February 29, 2000 (unaudited)

1.  Organization

Great Plains Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

Great Plains Equity Fund (“Equity Fund”)	Non-diversified	To seek total return (consisting of current income and capital appreciation) over the long-term.

Great Plains International Equity Fund (“International Equity Fund”)	Non-diversified	To seek total return (consisting of current income and capital appreciation) over the long-term.

Great Plains Premier Fund (“Premier Fund”)	Non-diversified	To seek total return (consisting of current income and capital appreciation) over the long-term.

Great Plains Intermediate Bond Fund (“Intermediate Bond Fund”)	Diversified	To seek total return (consisting of current income and capital appreciation).

Great Plains Tax-Free Bond Fund (“Tax-Free Bond Fund”)	Non-diversified	To seek current income that is exempt from federal regular income tax and secondarily to seek current income that is also exempt from the regular income taxes imposed by the State of Nebraska.

Great Plains Funds

On September 8, 1998, International Equity Fund received a tax-free transfer of assets from the Equity Fund managed by the Adviser as follows:

International Equity Fund

Great Plains Fund Shares Issued	6,451,158

Equity Fund Net Assets Received	$64,511,579

Unrealized Appreciation*	$18,221,408

*Unrealized appreciation is included in the Equity Fund’s net assets acquired above.

On June 18, 1999, the following Funds received a tax-free transfer of assets from the Lancaster Funds in a tax-free exchange as follows:

	Equity Fund	Premier Fund	Intermediate Bond Fund

Great Plains Fund
Shares Issued	893,567	159,771	52,994

Lancaster Funds
Net Assets Received	$10,186,660	$1,393,207	$525,704

Unrealized
Appreciation*	$ 3,257,237	$ 105,400	$ 16,510

*Unrealized appreciation is included in the Lancaster Funds’ net assets acquired above.
Great Plains Funds

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation —Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the latest bid price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are normally valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

As of February 29, 2000, the Funds had no outstanding repurchase agreements.

Great Plains Funds

Investment Income, Expenses and Distributions —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax is necessary.

At August 31, 1999, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below.

Fund	Capital Loss Carryforwards to expire in 2007

Premier Fund	$14,540

Tax-Free Bond Fund	$ 1,036

Additionally, the following Funds had net capital and currency losses attributable to security transactions incurred after October 31, 1998, which were treated as arising on September 1, 1999, the first day of each Fund’s next taxable year as follows:

Fund	Capital Losses Deferred	Currency Losses Deferred

International Equity Fund	—	$5,562

Premier Fund	$1,710,112	$ 310

Tax-Free Bond Fund	$ 18,959	—

When-Issued and Delayed Delivery Transactions —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Great Plains Funds

Foreign Exchange Contracts —Equity Fund, International Equity Fund, and Premier Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked to market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of February 29, 2000, Equity Fund, International Equity Fund, and Premier Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation —The accounting records of Equity Fund, International Equity Fund, and Premier Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other —Investment transactions are accounted for on a trade date basis.
Great Plains Funds

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each Fund. Transactions in shares were as follows:

	Equity Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	17,452,974	18,282,344

Shares sold	453,755	1,635,836

Shares issued in connection with the acquisition of the Lancaster Funds	—	893,567

Shares issued to shareholders on reinvestment of distributions declared	268,487	510,912

Shares redeemed	(1,733,751)	(3,869,685)

Net change resulting from Equity Fund share transactions	(1,011,509)	(829,370)

Shares at End of Period	16,441,465	17,452,974

	International Equity Fund
	Six Months Ended February 29, 2000	Period Ended August 31, 1999 (1)
	Shares	Shares
Shares at Beginning of Period	5,953,742	0

Shares sold	4,586	1,535

Shares issued in connection with the tax-free transfer of assets from the Equity Fund	—	6,451,158

Shares issued to shareholders on reinvestment of distributions declared	115	—

Shares redeemed	(254,669)	(498,951)

Net change resulting from International Equity Fund share transactions	(249,968)	5,953,742

Shares at End of Period	5,703,774	5,953,742

Great Plains Funds

	Premier Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	2,834,978	2,514,463

Shares sold	181,643	874,247

Shares issued in connection with the acquisition of the Lancaster Funds	—	159,771

Shares issued to shareholders on reinvestment of distributions declared	—	155,380

Shares redeemed	(530,132)	(868,883)

Net change resulting from Premier Fund share transactions	(348,489)	320,515

Shares at End of Period	2,486,489	2,834,978

	Intermediate Bond Fund
	Six Months Ended February 29, 2000	Period Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	13,117,107	14,160,137

Shares sold	574,966	2,239,196

Shares issued in connection with the acquisition of the Lancaster Funds	—	52,994

Shares issued to shareholders on reinvestment of distributions declared	142,592	322,318

Shares redeemed	(1,204,451)	(3,657,538)

Net change resulting from Intermediate Bond Fund share transactions	(486,893)	(1,043,030)

Shares at End of Period	12,630,214	13,117,107

Great Plains Funds

	Tax-Free Bond Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	7,009,607	6,648,895

Shares sold	326,169	649,598

Shares issued to shareholders on reinvestment of distributions declared	1,516	1,757

Shares redeemed	(328,143)	(290,643)

Net change resulting from Tax-Free Bond Fund share transactions	(458)	360,712

Shares at End of Period	7,009,149	7,009,607

(1) For the period from September 8, 1998 (date of initial public investment) to August 31, 1999.

4.  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee —First Commerce Investors, Inc., the Funds’ investment adviser (the “Adviser”) receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below).

Fund	Annual Rate
Equity Fund	0.75%
International Equity Fund	1.25%
Premier Fund	1.00%
Intermediate Bond Fund	0.50%
Tax-Free Bond Fund	0.50%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee —Federated Services Company (“FServ”), under the Administrative Service Agreement, provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075%, of the average aggregate daily net assets of the Trust for the period.

Great Plains Funds

Transfer and Dividend Disbursing Agent Fees and Expenses —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees —FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees —National Bank of Commerce is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses —Organizational expenses were initially borne by FServ. The Funds have reimbursed FServ for these expenses. These expenses have been deferred and are being amortized over the five year period following each Fund’s effective date. For the period ended February 29, 2000, the Funds amortized organizational expenses as follows:

Fund	Expenses of Organizing the Funds	Organizational Expenses Amortized
Equity Fund	$7,350	$733
Premier Fund	$1,750	$175
Intermediate Bond Fund	$5,690	$569
Tax-Free Bond Fund	$4,910	$491

General —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in kind contributions), for the period ended February 29, 2000, were as follows:

Fund	Purchases	Sales
Equity Fund	$ 8,412,291	$16,537,959
International Equity Fund	$ 9,629,596	$15,524,381
Premier Fund	$ 3,595,939	$ 6,079,048
Intermediate Bond Fund	$ 5,447,029	$ 5,119,941
Tax-Free Bond Fund	$12,752,693	$11,838,696

Great Plains Funds

6.  Concentration of Credit Risk

Since Tax-Free Bond Fund invests a substantial portion of its assets in issuers located in one state (Nebraska), it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 29, 2000, 34.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.7% of total investments.
  Not FDIC Insured
  May Lose Value
  No Bank Guarantee

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G02264-03 (4/00)